Net Income Per Unit - Schedule of Income Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss			$ (10,768)
Net income (loss) applicable to common unitholders			5,531
Class A Founders Units [Member]
Basic and diluted weighted average outstanding shares
Weighted average outstanding units, diluted				8,309,193	8,309,193
Basic and diluted net loss per unit applicable to shareholders:
Diluted net loss per unit applicable to unitholders				$ (0.67)	$ (0.70)
Class A Units [Member]
Basic and diluted weighted average outstanding shares
Weighted average outstanding units, diluted				26,401,089	26,401,089
Basic and diluted net loss per unit applicable to shareholders:
Diluted net loss per unit applicable to unitholders				$ (0.67)	$ (0.70)
EWC Ventures and its Subsidiaries [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of dilutive securities				0	0
Potential common units outstanding				0	0
Net loss				$ (21,495)	$ (24,396)
Net income (loss) applicable to common unitholders				(23,165)	(24,396)
EWC Ventures and its Subsidiaries [Member] | Class D Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: preferred return on Class D Units				(1,670)
EWC Ventures and its Subsidiaries [Member] | Class A Founders Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) applicable to common unitholders				$ (5,545)	$ (5,840)
Basic and diluted weighted average outstanding shares
Weighted average outstanding units, basic				8,309,193	8,309,193
Basic and diluted net loss per unit applicable to shareholders:
Basic net loss per unit applicable to unitholders				$ (0.67)	$ (0.70)
EWC Ventures and its Subsidiaries [Member] | Class A Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) applicable to common unitholders				$ (17,620)	$ (18,556)
Basic and diluted weighted average outstanding shares
Weighted average outstanding units, basic				26,401,089	26,401,089
Basic and diluted net loss per unit applicable to shareholders:
Basic net loss per unit applicable to unitholders				$ (0.67)	$ (0.70)
European Wax Center, Inc. and Subsidiaries
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (5,531)	$ (6,543)	$ (5,531)